CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	May 25, 2016 CNY (¥)	May 24, 2016 CNY (¥)	Oct. 12, 2015 USD ($)	Sep. 30, 2015 USD ($)
ASSETS
Cash and cash equivalents	$ 11,278,475	$ 123,649				$ 626,791
Total assets	61,173,069	45,550,956
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	39,806,123	35,972,034
Equity
Common stock, $0.001 par value, 50,000,000 shares authorized, 13,068,346 and 9,000,000 shares issued and outstanding, respectively	0	0
Additional paid-in capital	8,382,876	2,800,777
Retained earnings	10,978,891	5,697,984
Total stockholders' equity	21,216,918	9,489,994	¥ 30,000,000	¥ 20,000,000
Total liabilities and stockholders’ equity	61,173,069	45,550,956
Parent Company [Member]
ASSETS
Cash and cash equivalents	55	0				$ 0
Due from related parties	0	50,000			$ 50,000
Investment in ZK Pipe	5,581,999	0
Total assets	5,582,054	50,000
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	0	0
Equity
Common stock, $0.001 par value, 50,000,000 shares authorized, 13,068,346 and 9,000,000 shares issued and outstanding, respectively	0	0
Additional paid-in capital	5,582,099	50,000
Retained earnings	(45)	0
Total stockholders' equity	5,582,054	50,000
Total liabilities and stockholders’ equity	$ 5,582,054	$ 50,000